Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Measurement [Abstract]
Schedule of financial assets measured or disclosed at fair value on recurring basis
		Fair value disclosure or measurement at
		December 31, 2016 using
	Fair value at December 31, 2016	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Fair value disclosure
Cash and cash equivalents:
Cash equivalents	$66,151,439	$66,151,439	-	-
Short-term investments:
Held-to-maturity securities	14,837,949	-	14,837,949	-
Fair value measurement
Short-term investments:
Available-for-sale securities	1,605,882	-	1,605,882	-
Total assets measured at fair value	$1,605,882	-	$1,605,882	-

		Fair value disclosure or measurement at
		December 31, 2015 using
	Fair value at December 31, 2015	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Fair value disclosure
Cash and cash equivalents:
Cash equivalents	$85,734,048	$85,734,048	-	-
Fair value measurement
Total assets measured at fair value	-	-	-	-

Schedule of level 2 available-for-sale securities measured on recurring basis
	December 31,
	2015	2016

Beginning balance	$-	$-
Purchases	105,334,483	192,785,066
Redemption	(105,560,595)	(192,022,189)
Realized gain	234,421	870,200
Exchange difference	(8,309)	(27,195)
Ending balance	$-	$1,605,882

Schedule of fair value disclosed or measured on non-recurring basis
	Fair value at December 31, 2015	Total losses in the year ended December 31, 2015	Fair value at December 31, 2016	Total losses in the year ended December 31, 2016
Non-Recurring
Goodwill	6,699,620	-	108,871	(6,659,691)
Intangible Assets	1,539,534	(250,360)	396,753	(1,111,149)